ATLANTA CHICAGO DES MOINES FAYETTEVILLE IRVINE KANSAS CITY LITTLE ROCK LOS ANGELES OKLAHOMA CITY OMAHA PHILADELPHIA RICHMOND SCOTTSDALE WASHINGTON WICHITA
October 25, 2010
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Colorado BondShares—A Tax-Exempt Fund; Securities Act File Number: 33-11981; Investment Company Act File Number 811-05009
Ladies and Gentlemen:
     Accompanying this letter for filing on behalf of Colorado BondShares—A Tax-Exempt Fund (the “Fund”) is post-effective amendment number 26 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and amendment number 29 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”), filed with the Securities and Exchange Commission pursuant to Rule 485(a) promulgated under the 1933 Act.
     The purposes of the Amendment are to: (a) revise the summary section at the beginning of the prospectus as required by SEC Release Nos. 33-8998 and IC-28584; (b) revise and expand the disclosure regarding the trustee and nominee qualifications; past directorships held by trustees and officers of the Fund and new disclosure regarding the leadership structure and the board’s role in the oversight of risk as required by SEC Release Nos. 33-9089 and IC-29092; and (c) effect a number of other non-material changes.
     Pursuant to Rule 485(a) promulgated under the 1933 Act, the Fund has designated an effective date of December 27, 2010 for the Amendment. Prior to the effective date, the Fund will submit a post-effective amendment pursuant to Rule 485(b) promulgated under the 1933 Act that will include (a) disclosure addressing any comments received by the SEC; (b) updated audited financial statements of the Fund (for its fiscal year ended September 30, 2010) and omitted exhibits; and (c) a number of other non-material changes. Pursuant to Rule 485(b)(2)

October 25, 2010

promulgated under the Securities Act, this subsequent post-effective amendment will designate the same effective date as the Amendment.
     This filing is being effected by direct transmission Securities and Exchange Commission’s Operational EDGAR System. Please contact the undersigned at (303) 297-2400 if there are any questions relating to this filing.

Sincerely yours,
/s/ Joshua M. Kerstein
Joshua M. Kerstein